Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net interest (income) expense	$ 0	$ 0
Net interest (income) expense	0	0
Other employee future benefit plans
Disclosure of defined benefit plans [line items]
Net interest (income) expense	(1)	0
Net interest (income) expense	1	0
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	44	44
Net interest (income) expense	(14)	(12)
Impact of plan amendments	0	(19)
Administrative expenses	2	5
Benefits expense	32	18
Government pension plans expense	112	101
Defined contribution expense	116	109
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	260	228
Net interest (income) expense	14	12
Other employee future benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	2	2
Net interest (income) expense	8	9
Impact of plan amendments	0	0
Administrative expenses	0	0
Benefits expense	10	11
Government pension plans expense	0	0
Defined contribution expense	0	0
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	10	11
Net interest (income) expense	$ (8)	$ (9)